CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain/(Loss)	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2022	24,722,974
Beginning balance, value at Dec. 31, 2022	$ 2	$ 215,110	$ (466)	$ (87,903)	$ 126,743
Unrealized gain on investments			703		703
Issuance of common stock in connection with ATM, net	$ 1	44,282			44,283
Issuance of common stock in connection with ATM, net, shares	2,662,721
Issuance of common stock upon exercise of stock options		986			986
Issuance of common stock upon exercise of stock options (in shares)	338,987
Issuance of common stock under ESPP		356			356
Issuance of common stock under ESPP, shares	28,108
Vesting of restricted stock units, shares	9,913
Stock based compensation		11,906			11,906
Net loss				(75,521)	(75,521)
Ending balance, shares at Dec. 31, 2023	27,762,703
Ending balance, value at Dec. 31, 2023	$ 3	272,640	237	(163,424)	109,456
Unrealized gain on investments			(132)		(132)
Issuance of common stock in connection with ATM, net		23,635			23,635
Issuance of common stock in connection with ATM, net, shares	800,000,000
Issuance of common stock upon exercise of stock options		1,484			$ 1,484
Issuance of common stock upon exercise of stock options (in shares)	382,790				382,790
Issuance of common stock under ESPP		308			$ 308
Issuance of common stock under ESPP, shares	34,034
Vesting of restricted stock units, shares	5,492
Stock based compensation		11,311			11,311
Net loss				(69,628)	(69,628)
Ending balance, shares at Dec. 31, 2024	28,985,019
Ending balance, value at Dec. 31, 2024	$ 3	$ 309,378	$ 105	$ (233,052)	$ 76,434